Note 15 - Commitments - Total Future Operating Lease Obligations (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Remainder of 2017	$ 1,789,648
2018	6,318,665	$ 6,318,665
2019	4,846,377	4,846,377
2020	2,627,912	2,627,912
2021	667,892	667,892
Thereafter	231,105	231,105
Total	$ 16,481,599	$ 22,635,322